Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

SUPPLEMENTAL SCHEDULE

HELIOS TECHNOLOGIES, INC. 401(K) RETIREMENT PLAN

SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

FOR THE YEAR ENDED December 31, 2025

Information furnished pursuant to item 4a, Part IV, Schedule H of Form 5500

Employer identification number: 59 2754337

Plan number: 001

	Total That Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51

Check here if Late Participant Loan Repayments are included: X
2023 participant contributions transferred late to the Plan	$-	$10,870	$—	$—

See accompanying report of Independent Registered Public Accounting Firm